Investments (Tables)	12 Months Ended
Dec. 31, 2016
Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in thousands)	Amortized cost	Gross unrealized		Fair value
		Gains	Losses

December 31, 2016
U.S. government and agencies	$123,994	$17,570	$—	$141,564
Municipal	612,222	100,532	(611)	712,143
Corporate	3,517,638	223,491	(22,906)	3,718,223
Foreign government	173,343	19,511	—	192,854
ABS	48,274	7	(201)	48,080
RMBS	33,888	1,733	(10)	35,611
CMBS	15,988	5	(2,197)	13,796
Redeemable preferred stock	8,810	1,093	—	9,903

Total fixed income securities	$4,534,157	$363,942	$(25,925)	$4,872,174

December 31, 2015
U.S. government and agencies	$142,923	$23,774	$—	$166,697
Municipal	624,806	102,320	(555)	726,571
Corporate	3,492,973	203,606	(63,123)	3,633,456
Foreign government	191,388	25,363	—	216,751
ABS	92,434	704	(518)	92,620
RMBS	55,036	2,688	(15)	57,709
CMBS	86,704	967	(461)	87,210
Redeemable preferred stock	8,887	1,302	—	10,189

Total fixed income securities	$4,695,151	$360,724	$(64,672)	$4,991,203

Schedule of Net Investment Income

Net investment income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2016	2015	2014
Fixed income securities	$226,894	$248,585	$276,035
Mortgage loans	28,577	27,582	26,994
Equity securities	5,868	4,905	3,975
Limited partnership interests	38,485	34,177	22,824
Short-term investments	826	393	250
Policy loans	2,456	2,498	2,516

Investment income, before expense	303,106	318,140	332,594
Investment expense	(7,261)	(6,896)	(9,769)

Net investment income	$295,845	$311,244	$322,825

Schedule of Realized Capital Gains and Losses by Asset Type

Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in thousands)	2016	2015	2014
Fixed income securities	$(17,145)	$42,361	$1,759
Mortgage loans	—	25	1,110
Equity securities	(5,570)	(3,260)	62,821
Limited partnership interests	590	(6,948)	(239)
Derivatives	23,781	(4,923)	52,724
Short-term investments	(17)	(137)	119

Realized capital gains and losses	$1,639	$27,118	$118,294

Schedule of Realized Capital Gains and Losses by Transaction Type

Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in thousands)	2016	2015	2014
Impairment write-downs	$(15,303)	$(7,709)	$1,153
Change in intent write-downs	(654)	(80)	(499)

Net other-than-temporary impairment losses recognized in earnings	(15,957)	(7,789)	654
Sales and other	(6,185)	39,830	64,916
Valuation and settlements of derivative instruments	23,781	(4,923)	52,724

Realized capital gains and losses	$1,639	$27,118	$118,294

Schedule of Other-Than-Temporary Impairment Losses by Asset Type

Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

($ in thousands)	2016			2015			2014
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$—	$—	$—	$(9)	$—	$(9)	$(499)	$—	$(499)
Corporate	(8,306)	4,205	(4,101)	(1,317)	342	(975)	—	—	—
RMBS	1	(1)	—	84	—	84	43	—	43
CMBS	(785)	452	(333)	(380)	—	(380)	—	—	—

Total fixed income securities	(9,090)	4,656	(4,434)	(1,622)	342	(1,280)	(456)	—	(456)
Mortgage loans	—	—	—	—	—	—	1,110	—	1,110
Equity securities	(11,103)	—	(11,103)	(3,430)	—	(3,430)	—	—	—
Limited partnership interests	(420)	—	(420)	(3,079)	—	(3,079)	—	—	—

Other-than-temporary impairment losses	$(20,613)	$4,656	$(15,957)	$(8,131)	$342	$(7,789)	$654	$—	$654

Schedule of other-than-temporary impairment losses on fixed income securities included in Accumulated Other Comprehensive Income

The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $9.0 million and $849 thousand as of December 31, 2016 and 2015, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in thousands)	December 31, 2016	December 31, 2015
Corporate	$(4,050)	$(4)
RMBS	(40)	(41)
CMBS	(384)	(1)

Total	$(4,474)	$(46)

Schedule of Rollforwards of Cumulative Credit Losses Recognized in Earnings for Fixed Income Securities Held

Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in thousands)	2016	2015	2014
Beginning balance	$(1,173)	$(568)	$(696)
Additional credit loss for securities previously other-than-temporarily impaired	(357)	84	(71)
Additional credit loss for securities not previously other-than-temporarily impaired	(4,077)	(1,283)	—
Reduction in credit loss for securities disposed or collected	1,013	593	181
Change in credit loss due to accretion of increase in cash flows	—	1	18

Ending balance	$(4,594)	$(1,173)	$(568)

Schedule of Unrealized Net Capital Gains and Losses Included in Accumulated Other Comprehensive Income

Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

($ in thousands)	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
December 31, 2016
Fixed income securities	$4,872,174	$363,942	$(25,925)	$338,017
Equity securities	218,078	17,214	(7,771)	9,443
Short-term investments	92,698	1	(2)	(1)
EMA limited partnerships(1)				(61)

Unrealized net capital gains and losses, pre-tax				347,398
Amounts recognized for:
Insurance reserves(2)				(56,350)
DAC and DSI(3)				(10,522)

Amounts recognized				(66,872)
Deferred income taxes				(98,184)

Unrealized net capital gains and losses, after-tax				$182,342

(1)

Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.

(2)

The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to certain payout annuities with life contingencies.

(3)

The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

($ in thousands)	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
December 31, 2015
Fixed income securities	$4,991,203	$360,724	$(64,672)	$296,052
Equity securities	205,822	12,028	(15,328)	(3,300)
Short-term investments	108,279	2	—	2
EMA limited partnerships				(58)

Unrealized net capital gains and losses, pre-tax				292,696
Amounts recognized for:
Insurance reserves				(44,407)
DAC and DSI				(5,538)

Amounts recognized				(49,945)
Deferred income taxes				(84,963)

Unrealized net capital gains and losses, after-tax				$157,788

Schedule of Change in Unrealized net Capital Gains and Losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2016	2015	2014
Fixed income securities	$41,965	$(235,454)	$154,469
Equity securities	12,743	(3,873)	(38,400)
Short-term investments	(3)	1	1
EMA limited partnerships	(3)	(58)	—

Total	54,702	(239,384)	116,070
Amounts recognized for:
Insurance reserves	(11,943)	212,845	(88,985)
DAC and DSI	(4,984)	7,315	1,058

Amounts recognized	(16,927)	220,160	(87,927)
Deferred income taxes	(13,221)	6,728	(9,850)

Increase (decrease) in unrealized net capital gains and losses, after-tax	$24,554	$(12,496)	$18,293

Summary of Gross Unrealized Losses and Fair Value of Fixed Income and Equity Securities by Length of Time

The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

	Less than 12 months			12 months or more			Total unrealized losses
($ in thousands)	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses
December 31, 2016
Fixed income securities
Municipal	3	$16,781	$(611)	—	$—	$—	$(611)
Corporate	215	776,730	(21,291)	15	45,247	(1,615)	(22,906)
ABS	3	23,288	(201)	—	—	—	(201)
RMBS	35	519	(3)	17	980	(7)	(10)
CMBS	4	5,297	(158)	1	7,944	(2,039)	(2,197)
Redeemable preferred stock	1	—	—	—	—	—	—

Total fixed income securities	261	822,615	(22,264)	33	54,171	(3,661)	(25,925)
Equity securities	156	35,306	(2,694)	92	22,695	(5,077)	(7,771)

Total fixed income and equity securities	417	$857,921	$(24,958)	125	$76,866	$(8,738)	$(33,696)

Investment grade fixed income securities	176	$744,124	$(18,858)	22	$30,364	$(868)	$(19,726)
Below investment grade fixed income securities	85	78,491	(3,406)	11	23,807	(2,793)	(6,199)

Total fixed income securities	261	$822,615	$(22,264)	33	$54,171	$(3,661)	$(25,925)

December 31, 2015
Fixed income securities
Municipal	3	$35,673	$(555)	—	$—	$—	$(555)
Corporate	282	942,145	(49,563)	23	91,878	(13,560)	(63,123)
ABS	7	67,266	(168)	1	9,650	(350)	(518)
RMBS	30	506	(4)	3	1,743	(11)	(15)
CMBS	5	19,914	(461)	—	—	—	(461)

Total fixed income securities	327	1,065,504	(50,751)	27	103,271	(13,921)	(64,672)
Equity securities	328	96,922	(13,433)	23	9,760	(1,895)	(15,328)

Total fixed income and equity securities	655	$1,162,426	$(64,184)	50	$113,031	$(15,816)	$(80,000)

Investment grade fixed income securities	208	$951,843	$(36,167)	10	$54,087	$(3,586)	$(39,753)
Below investment grade fixed income securities	119	113,661	(14,584)	17	49,184	(10,335)	(24,919)

Total fixed income securities	327	$1,065,504	$(50,751)	27	$103,271	$(13,921)	$(64,672)

Schedule of Commercial Mortgage Loans by Geographic Distribution

The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2016	2015
California	20.9%	21.5%
Texas	11.0	8.0
New Jersey	9.3	9.5
Arizona	4.6	5.6
Illinois	3.6	7.6

Schedule of Types of Properties Collateralizing Commercial Mortgage Loans

The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2016	2015
Office buildings	26.1%	20.0%
Apartment complex	25.6	28.7
Retail	19.3	19.2
Warehouse	18.9	21.7
Other	10.1	10.4

Total	100.0%	100.0%

Summary of Carrying Value of Non-Impaired Fixed and Variable Rate Mortgage Loans by Debt Service Coverage Ration Distribution

The following table reflects the carrying value of non-impaired fixed rate mortgage loans summarized by debt service coverage ratio distribution as of December 31. There were no variable rate mortgage loans as of December 31, 2016 or 2015.

($ in thousands)	2016	2015
Below 1.0	$5,600	$14,408
1.0 - 1.25	44,289	35,301
1.26 - 1.50	179,503	194,795
Above 1.50	384,988	369,680

Total non-impaired mortgage loans	$614,380	$614,184

Schedule of Rollforward of Valuation Allowance on Impaired Mortgage Loans

The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in thousands)	2016	2015	2014
Beginning balance	$—	$—	$1,832
Net decrease in valuation allowance	—	—	(1,110)
Charge offs	—	—	(722)

Ending balance	$—	$—	$—

Schedule of Municipal Bonds Held For Investment by Geographic Distribution

The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2016	2015
California	27.5%	25.9%
Texas	12.3	12.0
Oregon	6.7	6.2
Illinois	5.5	5.3

Fixed income securities
Schedule of Securities Based on Contractual Maturities

Scheduled maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2016:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$245,714	$251,575
Due after one year through five years	1,442,913	1,534,505
Due after five years through ten years	1,601,951	1,645,804
Due after ten years	1,145,429	1,342,803

	4,436,007	4,774,687
ABS, RMBS and CMBS	98,150	97,487

Total	$4,534,157	$4,872,174

Mortgage loans
Schedule of Securities Based on Contractual Maturities

The contractual maturities of the mortgage loan portfolio as of December 31, 2016 are as follows:

($ in thousands)	Number of loans	Carrying value	Percent
2017	5	$22,707	3.7%
2018	8	38,763	6.3
2019	1	10,000	1.6
2020	6	29,086	4.8
Thereafter	83	513,824	83.6

Total	103	$614,380	100.0%